SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Revenue	$ 75,100	$ 86,006
Net income attributable to shareholders	1,307	641
Total assets	518,971	490,424
Total liabilities	352,777	325,041
Non-controlling interest - preferred equity	230	230
Book value of borrowings	14,408	13,562
U.S. Term Debt Maturing On June 14, 2033
Disclosure of subsidiaries [line items]
Book value of borrowings	550	450
U.S. Term Debt Maturing On January 5, 2024
Disclosure of subsidiaries [line items]
Book value of borrowings	700	294
The Corporation
Disclosure of subsidiaries [line items]
Revenue	2,721	3,432
Net income attributable to shareholders	1,307	641
Total assets	79,866	85,449
Total liabilities	31,980	39,472
Non-controlling interest - preferred equity	0	0
BFI
Disclosure of subsidiaries [line items]
Revenue	666	830
Net income attributable to shareholders	195	416
Total assets	15,283	11,640
Total liabilities	13,636	10,457
Non-controlling interest - preferred equity	0	0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	5	100
Net income attributable to shareholders	(37)	60
Total assets	1,463	699
Total liabilities	1,454	693
Non-controlling interest - preferred equity	0	0
BFL
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	2	2
Non-controlling interest - preferred equity	0	0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	0	0
Non-controlling interest - preferred equity	0	0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	0	0
Non-controlling interest - preferred equity	0	0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue	4	15
Net income attributable to shareholders	4	15
Total assets	168	169
Total liabilities	1	1
Non-controlling interest - preferred equity	230	230
US LLC Issuer
Disclosure of subsidiaries [line items]
Revenue	45	45
Net income attributable to shareholders	(1)	(1)
Total assets	552	552
Total liabilities	550	550
Non-controlling interest - preferred equity	0	0
BIC
Disclosure of subsidiaries [line items]
Revenue	249	189
Net income attributable to shareholders	75	123
Total assets	28,770	3,907
Total liabilities	4,278	3,423
Non-controlling interest - preferred equity	0	0
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	85,511	95,220
Net income attributable to shareholders	10,394	9,749
Total assets	573,577	557,003
Total liabilities	338,716	312,176
Non-controlling interest - preferred equity	0	0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(14,101)	(13,825)
Net income attributable to shareholders	(10,630)	(10,362)
Total assets	(180,708)	(168,995)
Total liabilities	(37,840)	(41,733)
Non-controlling interest - preferred equity	$ 0	$ 0